UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
                                                     ---------------------------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Pax World Management Corp.
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Address:  222 State Street
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          Portsmouth, NH 03801
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Form 13F File Number: 028-05955
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:     Lee D. Unterman
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Title:    Assistant Secretary
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Phone:    (212) 867-9500
          ----------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Lee D. Unterman           New York, NY                   10-30-02
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                   ---------------------------------------------

Form 13F Information Table Entry Total:  94
                                        ----------------------------------------

Form 13F Information Table Value Total:  586,395                     (thousands)
                                        ----------------------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           FORM 13F INFORMATION TABLE


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                                    TITLE                                                        OTHER      VOTING AUTHORITY
NAME OF ISSUER                       OF                   VALUE   SHARES/   SH/  PUT/   INVSTMT  MANA-
                                    CLASS        CUSIP  (x$1000)  PRN AMT   PRN  CALL   DSCRETN  GERS      SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS NPV                       COM      002824100  8080     200000   SH           Sole              200000
ALCON INC                             COM      H01301102  775      20000    SH           Sole              20000
AMERICA MOVIL                         COM      02364W105  3068     254000   SH           Sole              250000         4000
AMERICAN INTL GROUP INC               COM      026874107  13949    255000   SH           Sole              255000
AMERICAN WTR WKS INC                  COM      030411102  9982     223500   SH           Sole              223500
AMGEN INC                             COM      031162100  20962    502694   SH           Sole              500200         2494
ANTHEM INC                            COM      03674B104  975      15000    SH           Sole              15000
AOL TIME WARNER INC                   COM      00184A105  4388     375000   SH           Sole              375000
APOGENT TECHNOLOGIES INC              COM      03760A101  9386     503000   SH           Sole              500000         3000
AT + T CORP                           COM      001957109  2240     186482   SH           Sole              186482
AT + T WIRELESS SVCS INC              COM      00209A106  2503     607500   SH           Sole              600000         7500
AVON PRODS INC                        COM      054303102  6915     150000   SH           Sole              150000
BAKER HUGHES INC                      COM      057224107  8814     303600   SH           Sole              300000         3600
BAXTER INTL INC                       COM      071813109  12243    400750   SH           Sole              400200         550
BECTON DICKINSON + CO                 COM      075887109  3610     127100   SH           Sole              127100
BELLSOUTH CORP                        COM      079860102  7368     401300   SH           Sole              400300         1000
BELO CORP SER A                       COM      080555105  7297     333500   SH           Sole              331000         2500
BEMIS INC                             COM      081437105  494      10000    SH           Sole              10000
BOSTON SCIENTIFIC CORP.               COM      101137107  631      20000    SH           Sole              20000
CAREMARK RX INC                       COM      141705103  6120     360000   SH           Sole              360000
CNF INC                               COM      12612W104  8632     275000   SH           Sole              275000
COMCAST CORP CL A SPL                 COM      200300200  4226     202600   SH           Sole              200000         2600
CORINTHIAN COLLEGES INC.              COM      218868107  377      10000    SH           Sole              10000
COX COMMUNICATIONS INC NEW CL         COM      224044107  7382     300200   SH           Sole              300000         200
DEAN FOODS CO NEW                     COM      242370104  13923    350000   SH           Sole              350000
DELL COMPUTER CORP                    COM      247025109  8229     350000   SH           Sole              350000
DPL INC                               COM      233293109  7495     455600   SH           Sole              450400         5200
EBAY INC                              COM      278642103  10435    197600   SH           Sole              195200         2400
EDWARDS LIFESCIENCES CORP             COM      28176E108  2559     100000   SH           Sole              100000
EMC CORP                              COM      268648102  1600     350000   SH           Sole              350000
EQUITABLE RES INC                     COM      294549100  9458     273750   SH           Sole              270300         3450
EXPRESS SCRIPTS INC CL A              COM      302182100  1308     24000    SH           Sole              24000
FAMILY DLR STORES INC                 COM      307000109  7392     275000   SH           Sole              275000
FISERV INC                            COM      337738108  7371     262500   SH           Sole              262500
FLUOR CORP NEW                        COM      343412102  8629     353050   SH           Sole              350300         2750
FUJI PHOTO FILM CO LTD ADR ADR        COM      359586302  6593     225000   SH           Sole              225000
GENERAL MTRS CORP CL H NEW            COM      370442832  3289     359500   SH           Sole              350500         9000
GILLETTE CO.                          COM      375766102  8880     300000   SH           Sole              300000
HCA INC                               COM      404119109  571      12000    SH           Sole              12000
INTUIT                                COM      461202103  16939    372050   SH           Sole              370250         1800
JACOBS ENGR GROUP INC                 COM      469814107  926      30000    SH           Sole              30000
JEFFERSON PILOT CORP                  COM      475070108  10177    253800   SH           Sole              250200         3600
JOHNSON + JOHNSON                     COM      478160104  13520    250000   SH           Sole              250000
JONES APPAREL GROUP INC               COM      480074103  4613     150250   SH           Sole              150000         250
KEYSPAN CORP                          COM      49337W100  16750    500000   SH           Sole              500000
KROGER CO                             COM      501044101  5640     400000   SH           Sole              400000
LOWES COS INC USD0.50                 COM      548661107  828      20000    SH           Sole              20000
MASCO CORP                            COM      574599106  7226     369625   SH           Sole              365400         4225
MBNA CORP.                            COM      55262L100  551      30000    SH           Sole              30000
MEDTRONIC INC                         COM      585055106  10666    253230   SH           Sole              250200         3030
MICROSOFT CORP                        COM      594918104  11055    252750   SH           Sole              250000         2750
MILLIPORE CORP                        COM      601073109  7153     225000   SH           Sole              225000
MYKROLIS CORP                         COM      62852P103  728      118442   SH           Sole              118442
NAUTILUS GROUP INC                    COM      63910B102  293      15000    SH           Sole              15000
NISOURCE INC                          COM      65473P105  6892     400000   SH           Sole              400000
NOKIA CORP SPONSORED ADR              COM      654902204  5963     450000   SH           Sole              450000
PEOPLES ENERGY CORP                   COM      711030106  20281    602000   SH           Sole              600000         2000
PHILADELPHIA SUBURBAN CORP.           COM      718009608  4151     204500   SH           Sole              202000         2500
PHILIPS ELECTRONICS                   COM      500472303  6608     454750   SH           Sole              450200         4550
QUESTAR CORP                          COM      748356102  4730     207100   SH           Sole              206200         900
RADIOSHACK CORP                       COM      750438103  1003     50000    SH           Sole              50000
RENAISSANCE RE HOLDINGS LTD.          COM      67496g103  945      25000    SH           Sole              25000
RYDER SYS INC                         COM      783549108  6856     275000   SH           Sole              275000
SAP AG                                COM      803054204  4263     378950   SH           Sole              375250         3700
SBC COMMUNICATIONS INC                COM      78387G103  8100     403000   SH           Sole              400000         3000
SCRIPPS E W CO OH CL A                COM      811054204  6930     100000   SH           Sole              100000
SONIC AUTOMOTIVE INC CL A             COM      83545G102  443      25000    SH           Sole              25000
SONY CORP AMER SH NEW                 COM      835699307  10409    253250   SH           Sole              250200         3050
STAPLES INC                           COM      855030102  7674     600000   SH           Sole              600000
STARBUCKS CORP                        COM      855244109  11352    550000   SH           Sole              550000
STRYKER CORP                          COM      863667101  11520    200000   SH           Sole              200000

SUPERVALU INC                         COM      868536103  4922     304775   SH           Sole              300500         4275
SYBRON DENTAL SPECIALTIES             COM      871142105  3539     253000   SH           Sole              250000         3000
SYMBOL TECHNOLOGIES INC               COM      871508107  230      30000    SH           Sole              30000
TELEFONOS DE MEXICO S A SPONSO        COM      879403780  5630     200000   SH           Sole              200000
TIDEWATER INC                         COM      886423102  8198     303725   SH           Sole              300300         3425
TRIBUNE CO NEW                        COM      896047107  16724    400000   SH           Sole              400000
UGI CORP NEW                          COM      902681105  4653     128000   SH           Sole              125000         3000
UNITED PARCEL SVC INC CL B            COM      911312106  13932    222800   SH           Sole              220200         2600
UNITED RENTALS INC                    COM      911363109  2110     250000   SH           Sole              250000
UNUMPROVIDENT CORP                    COM      91529Y106  6186     304000   SH           Sole              300000         4000
VODAFONE PLC                          COM      92857W100  9703     756300   SH           Sole              750300         6000
WASHINGTON FED INC                    COM      938824109  5665     253850   SH           Sole              250000         3850
WASHINGTON MUT INC                    COM      939322103  944      30000    SH           Sole              30000
WEIGHT WATCHERS                       COM      948626106  650      15000    SH           Sole              15000
WENDYS INTL INC                       COM      950590109  12416    375000   SH           Sole              375000
WHOLE FOODS MKT INC                   COM      966837106  857      20000    SH           Sole              20000
WILLIS GROUP HOLDINGS LTD SHS         COM      G96655108  1005     30000    SH           Sole              30000
ZIMMER HOLDINGS INC                   COM      98956P102  1917     50000    SH           Sole              50000
EQUITY RESIDENTIAL DEPOSITORY         PFD CV   29476L859  4881     208606   SH           Sole              208606
NISOURCE INC PREMIUM INCOME EQ        PFD CV   65473P303  4134     120000   SH           Sole              120000
SUIZA CAP TR II TR CONV PFD SE        PFD CV   86507G408  4134     75000    SH           Sole              75000
HEALTH CARE PPTY INVS INC PFD         PFD      421915406  225      8800     SH           Sole              8800
HEALTH CARE PPTY INVS INC PFD         PFD      421915604  406      16200    SH           Sole              16200







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